Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income taxes

22.	Income taxes

Significant components of the current and deferred income tax recovery for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,
	2025	2024	2023
	$	$	$
Current income tax expense	10	10	-
Deferred tax:
Origination and reversal of temporary differences	(2,883)	(3,924)	(961)
Tax rate changes and tax rate differences		-	70
Change in unrecognized deductible temporary differences	2,883	3,998	28
Prior period adjustments		10	(22)
Income tax (benefit) expense	10	84	(885)

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense for the years ended December 31, 2025, 2024 and 2023 is provided below:

	December 31,
	2025	2024	2023
	$	$	$
(Loss) Profit before tax	(10,348)	(15,225)	(4,370)
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	23.00%
Expected tax expense at the Canadian combined federal and statutory tax rate	(2,742)	(4,035)	(1,006)
Non-deductible expenses	396	215	45
Change in unrecognized deductible temporary differences	2,977	3,998	28
Change in tax rates and rate differences	29	(328)	70
Expiration of tax attributes	(38)	214	-
Prior period adjustments	(103)	15	(22)
Other	(509)	5	-
Income tax (benefit) expense	10	84	(885)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

Loss before income taxes is attributable to the Company’s tax jurisdictions for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31,
	2025	2024	2023
	$	$	$
Canada	(6,924)	(10,796)	(4,370)
Germany	(2,986)	(4,265)	-
United States	(438)	(164)	-
	(10,348)	(15,225)	(4,370)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024
	$	$
Deferred tax assets are attributable to the following:
Patents		-
Intangibles	144	108
Other	230	56
SRED pool	219	170
Lease liabilities	58	43
Non-capital losses	466	941
Deferred tax assets	1,117	1,318
Offset by deferred tax liabilities	(1,117)	(1,318)
Net deferred tax asset	-	-

Deferred tax liabilities are attributable to the following:
Property and equipment	(766)	(1,292)
Other	(351)	(26)
Deferred tax liabilities	(1,117)	(1,318)
Offset by deferred tax assets	1,117	1,318
Net deferred tax liability	-	-

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable. Based on the current forecasted future taxable profits and reversal of temporary differences, the company does not believe it will have sufficient future earnings to offset the deferred tax assets and has an unrecognized deferred tax asset balance of $107,933 (2024 - $111,120).

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

The amount of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the balance sheet is as follows:

	December 31,
	2025	2024
	$	$
Canada	144,226	142,926
Germany	258,243	225,050
United States	6,020	5,634
	408,489	373,610

The non-capital loss carryforwards in Canada expire between 2028 and 2045, the United States expire between 2030 and 2045, and there is no expiry date on the losses in Germany. As of December 31, 2025, the Company also has unrecognized non-refundable Canadian Federal income tax credits of $1,571 (2024 - $1,818), which expire between 2026 and 2043. Deferred tax assets and non-refundable investment tax credits have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company and its subsidiaries can utilize the benefits.